Cover	Aug. 18, 2022
Cover [Abstract]
Entity Registrant Name	iMine Corporation
Entity Central Index Key	0001556801
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 18, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-3816969
Written Communications	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55233
Entity Address Address Line 1	488 NE 18th Street
Entity Address Address Line 2	2307
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33132
City Area Code	786
Local Phone Number	553-4006
Soliciting Material	false
Pre Commencement Tender Offer	false